Fair Value Of Financial Instruments (Increases And Decreases Of Assets Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details)
In Billions, unless otherwise specified
	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)
Level 3 assets, beginning balance	$ 9.77		¥ 753.00		¥ 908.00		$ 9.18		¥ 707.00		¥ 872.00		$ 1.93		¥ 149.00		¥ 162.00		$ 1.57		¥ 121.00		¥ 164.00		$ 3.63		¥ 280.00		¥ 311.00		$ 3.76		¥ 289.00		¥ 325.00						¥ 0						¥ 0		$ 0.23		¥ 18.00		¥ 13.00		$ 0.30		¥ 23.00		¥ 22.00		$ 0.70		¥ 54.00		¥ 136.00		$ 0.67		¥ 51.00		¥ 131.00		$ 0.13		¥ 10.00		¥ 22.00		$ 0.36		¥ 28.00		¥ 27.00		$ 0.04		¥ 3.00		¥ 3.00		$ 0.04		¥ 3.00		¥ 4.00		$ 1.53		¥ 118.00		¥ 171.00		$ 1.66		¥ 128.00		¥ 117.00		$ 0.23		¥ 18.00		¥ 26.00		$ 0.44		¥ 34.00		¥ 43.00		$ 0.13		¥ 10.00		¥ 10.00		$ 0.13		¥ 10.00		¥ 10.00		$ 8.55		¥ 660.00		¥ 854.00		$ 8.93		¥ 687.00		¥ 843.00		$ 0.29	[1]	¥ 22.00	[1]	¥ 31.00	[1]	$ 0.36	[1]	¥ 28.00	[1]	¥ 32.00	[1]	$ 0.21	[1]	¥ 16.00	[1]	¥ 20.00	[1]	$ 0.14	[1]	¥ 11.00	[1]	¥ 9.00	[1]	$ (0.57)	[1]	¥ (44.00)	[1]	¥ (39.00)	[1]	$ (0.70)	[1]	¥ (55.00)	[1]	¥ (58.00)	[1]	$ 0.08	[1]	¥ 6.00	[1]	¥ 1.00	[1]	$ 0.03	[1]	¥ 2.00	[1]	¥ (2.00)	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ (0.03)	[1]	¥ (2.00)	[1]	¥ 0	[1]	$ 0.01	[1]	¥ 0	[1]	¥ 13.00	[1]	$ (0.20)	[1]	¥ (16.00)	[1]	¥ (19.00)	[1]	$ 0.12		¥ 9.00		¥ 3.00		$ 0.14		¥ 11.00		¥ 10.00		$ 8.56		¥ 660.00		¥ 867.00		$ 8.73		¥ 671.00		¥ 824.00		¥ 38.00		¥ 38.00		$ 0.09		¥ 7.00		$ 0		¥ 0		$ 1.00		¥ 77.00		$ 0.31		¥ 25.00
Net gain (loss) on trading					(9.00)		(0.04)	[2]			6.00						(2.00)						(2.00)																		0						0						2.00						2.00						3.00						4.00						0						0						0						0						5.00						2.00						0						(1.00)						0						1.00						8.00						6.00						6.00	[1]					5.00	[1]					17.00	[1]					34.00	[1]					(40.00)	[1]					(38.00)	[1]					0	[1]					(2.00)	[1]					0	[1]					1.00	[1]					(17.00)	[1]					0	[1]					0						0						(9.00)						6.00		0		0
Gain (loss) on investments in equity securities and other					0	[3]					1	[3]																																																																																																																																																																																																																																					0	[3]	1	[3]
Gain (loss) on private equity investments					(1)						(2)																		(1)						(2)																																																																																																						(1)						(2)																																																																																										(1)						(2)
Interest and dividends / Interest expense					0						0						0						0						0																																				0						0																																																																		0						0																																																																																										0						0
Total net gain (loss)	(0.17)	[2]	(13.00)	[2]	(10.00)				(3.00)	[2]	5.00		(0.13)	[2]	(10.00)	[2]	(2.00)		(0.14)	[2]	(11.00)	[2]	(2.00)		(0.07)	[2]	(6.00)	[2]	(1.00)		(0.16)	[2]	(12.00)	[2]	(2.00)						0						0		0.01	[2]	1.00	[2]	2.00		0.04	[2]	3.00	[2]	2.00		(0.05)	[2]	(4.00)	[2]	3.00		(0.03)	[2]	(2.00)	[2]	4.00		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	5.00		(0.01)	[2]	(1.00)	[2]	2.00		(0.01)	[2]	(1.00)	[2]	0		0	[2]	0	[2]	(1.00)		(0.01)	[2]	(1.00)	[2]	0		0	[2]	0	[2]	1.00		(0.26)	[2]	(21.00)	[2]	7.00		(0.30)	[2]	(23.00)	[2]	4.00		(0.12)	[1],[2]	(9.00)	[1],[2]	6.00	[1]	(0.10)	[1],[2]	(8.00)	[1],[2]	5.00	[1]	(0.09)	[1],[2]	(7.00)	[1],[2]	17.00	[1]	0.08	[1],[2]	6.00	[1],[2]	34.00	[1]	0.10	[1],[2]	8.00	[1],[2]	(40.00)	[1]	0.01	[1],[2]	1.00	[1],[2]	(38.00)	[1]	0.19	[1],[2]	15.00	[1],[2]	0	[1]	0.25	[1],[2]	19.00	[1],[2]	(2.00)	[1]	0	[1],[2]	0	[1],[2]	0	[1]	(0.01)	[1],[2]	0	[1],[2]	1.00	[1]	0.08	[1],[2]	7.00	[1],[2]	(17.00)	[1]	0.23	[1],[2]	18.00	[1],[2]	0	[1]	0	[2]	0	[2]	0		0	[2]	0	[2]	0		(0.18)	[2]	(14.00)	[2]	(10.00)		(0.07)	[2]	(5.00)	[2]	4.00		0		1.00		0	[2]	0	[2]	0	[2]	0	[2]	0.01	[2]	1.00	[2]	0.03	[2]	2.00	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Other comprehensive income (loss)	0		0				0		0																																																																																																																																																																																																																																												0		0		0		0		0		0		0		0
Purchases (issuances) / sales (redemption), and settlement					(38)	[4],[5]					6	[4],[5]					(21)	[4],[5]					(26)	[4],[5]					0	[4],[5]					(13)	[4],[5]					3	[4],[5]					3	[4],[5]					4	[4],[5]					1	[4],[5]					(16)	[4],[5]					(14)	[4],[5]					(3)	[4],[5]					(3)	[4],[5]					0	[4],[5]					(1)	[4],[5]					(15)	[4],[5]					40	[4],[5]					3	[4],[5]					(14)	[4],[5]					0	[4],[5]					(1)	[4],[5]					(45)	[4],[5]					(28)	[4],[5]					(2)	[1],[4],[5]					(3)	[1],[4],[5]					(17)	[1],[4],[5]					(8)	[1],[4],[5]					28	[1],[4],[5]					47	[1],[4],[5]					(2)	[1],[4],[5]					0	[1],[4],[5]					0	[1],[4],[5]					0	[1],[4],[5]					7	[1],[4],[5]					36	[1],[4],[5]					0	[4],[5]					(1)	[4],[5]					(38)	[4],[5]					8	[4],[5]	0	[4],[5]	(1)	[4],[5]
Purchases / issuances	1.69	[6]	130.00	[6]			4.31	[6]	332.00	[6]			0.05	[6]	4.00	[6]			0.53	[6]	41.00	[6]			0.01	[6]	1.00	[6]			0.01	[6]	1.00	[6]			0.01	[6]	1.00	[6]			0.04	[6]	3.00	[6]			0.92	[6]	71.00	[6]			1.61	[6]	124.00	[6]			0.52	[6]	39.00	[6]			1.01	[6]	77.00	[6]																					0	[6]	0	[6]			0.09	[6]	7.00	[6]			0.09	[6]	7.00	[6]			0.08	[6]	6.00	[6]			0.13	[6]	10.00	[6]			0	[6]	0	[6]			0.01	[6]	1.00	[6]			1.68	[6]	129.00	[6]			3.43	[6]	264.00	[6]																																																																																	0.02	[6]	2.00	[6]			1.68	[6]	129.00	[6]			3.43	[6]	264.00	[6]											0.09	[6]	7.00	[6]	0.01	[6]	1.00	[6]	0.77	[6]	59.00	[6]	0.01	[6]	1.00	[6]	0.01	[6]	1.00	[6]	0.01	[6]	1.00	[6]	0.01	[6]	1.00	[6]
Sales / redemption	(1.71)	[6]	(132.00)	[6]			(3.58)	[6]	(276.00)	[6]			(0.06)	[6]	(5.00)	[6]			(0.14)	[6]	(11.00)	[6]			(0.10)	[6]	(8.00)	[6]			(0.09)	[6]	(7.00)	[6]			(0.01)	[6]	(1.00)	[6]			(0.04)	[6]	(3.00)	[6]			(0.79)	[6]	(61.00)	[6]			(1.51)	[6]	(116.00)	[6]			(0.41)	[6]	(31.00)	[6]			(0.90)	[6]	(69.00)	[6]			(0.04)	[6]	(3.00)	[6]			(0.27)	[6]	(21.00)	[6]			0	[6]	0	[6]			0	[6]	0	[6]			(0.18)	[6]	(14.00)	[6]			(0.30)	[6]	(23.00)	[6]			(0.09)	[6]	(7.00)	[6]			(0.14)	[6]	(11.00)	[6]			(0.01)	[6]	0	[6]			(0.03)	[6]	(2.00)	[6]			(1.69)	[6]	(130.00)	[6]			(3.42)	[6]	(263.00)	[6]																																																																											(0.01)	[6]	(1.00)	[6]			(0.06)	[6]	(5.00)	[6]			(1.69)	[6]	(130.00)	[6]			(3.42)	[6]	(263.00)	[6]															(0.01)	[6]	(1.00)	[6]	(0.10)	[6]	(8.00)	[6]
Settlement	0.08		6.00				(0.05)		(4.00)																																																																																																																																								(0.04)	[1]	(3.00)	[1]			(0.14)	[1]	(11.00)	[1]			(0.08)	[1]	(6.00)	[1]			(0.30)	[1]	(23.00)	[1]			0.24	[1]	18.00	[1]			0.44	[1]	34.00	[1]			(0.02)	[1]	(2.00)	[1]			(0.04)	[1]	(3.00)	[1]			(0.02)	[1]	(1.00)	[1]			(0.01)	[1]	(1.00)	[1]			0.08	[1]	6.00	[1]			(0.05)	[1]	(4.00)	[1]															0.08		6.00				(0.05)		(4.00)
Foreign exchange movements	(0.22)		(17.00)				(0.32)		(25.00)				(0.04)		(3.00)				(0.05)		(4.00)				(0.09)		(7.00)				(0.14)		(11.00)																												(0.02)		(1.00)				(0.03)		(2.00)				0		0				(0.02)		(1.00)				0		0				0		0				0		0				0		0				(0.01)		(1.00)				(0.01)		(1.00)				0		0				0		0				(0.16)		(12.00)				(0.25)		(19.00)				(0.01)	[1]	(1.00)	[1]			(0.01)	[1]	(1.00)	[1]			(0.05)	[1]	(4.00)	[1]			(0.09)	[1]	(7.00)	[1]			0.03	[1]	2.00	[1]			0.05	[1]	4.00	[1]			(0.01)	[1]	(1.00)	[1]			(0.01)	[1]	(1.00)	[1]			0	[1]	0	[1]			0	[1]	0	[1]			(0.04)	[1]	(4.00)	[1]			(0.06)	[1]	(5.00)	[1]			(0.02)		(1.00)				(0.01)		(1.00)				(0.20)		(16.00)				(0.31)		(24.00)								0		0		0		0		0		0		0		0
Net transfers in / (out of) Level 3	(0.19)	[7]	(15.00)	[7]	4.00	[7]	(0.25)	[7]	(19.00)	[7]	(19.00)	[7]	(0.01)	[7]	(1.00)	[7]	(4.00)	[7]	(0.03)	[7]	(2.00)	[7]	(1.00)	[7]																	0	[7]					0	[7]	(0.06)	[7]	(5.00)	[7]	11.00	[7]	(0.13)	[7]	(10.00)	[7]	5.00	[7]	0.12	[7]	9.00	[7]	(5.00)	[7]	0.14	[7]	11.00	[7]	(3.00)	[7]	0.01	[7]	1.00	[7]	(9.00)	[7]	0.03	[7]	2.00	[7]	(14.00)	[7]	0.01	[7]	1.00	[7]	3.00	[7]	0.01	[7]	1.00	[7]	3.00	[7]											2.00	[7]	0.05	[7]	4.00	[7]	(3.00)	[7]	(0.17)	[7]	(13.00)	[7]	(2.00)	[7]													0.12	[7]	9.00	[7]	(7.00)	[7]	(0.15)	[7]	(11.00)	[7]	(10.00)	[7]	0	[1],[7]	0	[1],[7]	2.00	[1],[7]	0.01	[1],[7]	1.00	[1],[7]	3.00	[1],[7]	(0.22)	[1],[7]	(17.00)	[1],[7]	1.00	[1],[7]	(0.06)	[1],[7]	(5.00)	[1],[7]	(14.00)	[1],[7]	(0.08)	[1],[7]	(6.00)	[1],[7]	7.00	[1],[7]	(0.08)	[1],[7]	(6.00)	[1],[7]	5.00	[1],[7]	(0.01)	[1],[7]	(1.00)	[1],[7]	1.00	[1],[7]	0	[1],[7]	0	[1],[7]	4.00	[1],[7]					0	[1],[7]	0.03	[1],[7]	2.00	[1],[7]	(1.00)	[1],[7]	(0.31)	[1],[7]	(24.00)	[1],[7]	11.00	[1],[7]	(0.10)	[1],[7]	(8.00)	[1],[7]	(3.00)	[1],[7]											(6.00)	[7]	(0.19)	[7]	(15.00)	[7]	4.00	[7]	(0.25)	[7]	(19.00)	[7]	(13.00)	[7]			0	[7]													0	[7]	0	[7]
Level 3 assets, ending balance	$ 9.25		¥ 712.00		¥ 864.00		$ 9.25		¥ 712.00		¥ 864.00		$ 1.74		¥ 134.00		¥ 135.00		$ 1.74		¥ 134.00		¥ 135.00		$ 3.38		¥ 260.00		¥ 310.00		$ 3.38		¥ 260.00		¥ 310.00						¥ 3.00						¥ 3.00		$ 0.31		¥ 24.00		¥ 30.00		$ 0.31		¥ 24.00		¥ 30.00		$ 0.86		¥ 66.00		¥ 118.00		$ 0.86		¥ 66.00		¥ 118.00		$ 0.10		¥ 8.00		¥ 10.00		$ 0.10		¥ 8.00		¥ 10.00		$ 0.05		¥ 4.00		¥ 6.00		$ 0.05		¥ 4.00		¥ 6.00		$ 1.44		¥ 111.00		¥ 161.00		$ 1.44		¥ 111.00		¥ 161.00		$ 0.25		¥ 19.00		¥ 26.00		$ 0.25		¥ 19.00		¥ 26.00		$ 0.11		¥ 9.00		¥ 10.00		$ 0.11		¥ 9.00		¥ 10.00		$ 8.24		¥ 635.00		¥ 809.00		$ 8.24		¥ 635.00		¥ 809.00		$ 0.12	[1]	¥ 9.00	[1]	¥ 37.00	[1]	$ 0.12	[1]	¥ 9.00	[1]	¥ 37.00	[1]	$ (0.23)	[1]	¥ (18.00)	[1]	¥ 21.00	[1]	$ (0.23)	[1]	¥ (18.00)	[1]	¥ 21.00	[1]	$ (0.28)	[1]	¥ (22.00)	[1]	¥ (44.00)	[1]	$ (0.28)	[1]	¥ (22.00)	[1]	¥ (44.00)	[1]	$ 0.23	[1]	¥ 17.00	[1]	¥ 0	[1]	$ 0.23	[1]	¥ 17.00	[1]	¥ 0	[1]	$ (0.02)	[1]	¥ (1.00)	[1]	¥ 0	[1]	$ (0.02)	[1]	¥ (1.00)	[1]	¥ 0	[1]	$ (0.18)	[1]	¥ (15.00)	[1]	¥ 14.00	[1]	$ (0.18)	[1]	¥ (15.00)	[1]	¥ 14.00	[1]	$ 0.09		¥ 7.00		¥ 3.00		$ 0.09		¥ 7.00		¥ 3.00		$ 8.06		¥ 620.00		¥ 823.00		$ 8.06		¥ 620.00		¥ 823.00		¥ 38.00		¥ 38.00		$ 0.09		¥ 7.00		$ 0.09		¥ 7.00		$ 1.01		¥ 78.00		$ 1.01		¥ 78.00		$ 0.01		¥ 1.00		$ 0.01		¥ 1.00		$ 0.01		¥ 1.00		$ 0.01		¥ 1.00

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[3]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
[4]	Includes the effect of foreign exchange movements.
[5]	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
[6]	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.
[7]	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.